Marketable Securities - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jun. 19, 2023 $ / shares	Apr. 05, 2023 CAD ($)	Dec. 31, 2022 shares	Feb. 22, 2022 shares	Dec. 31, 2022 shares	Apr. 05, 2023 $ / shares shares
International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation					900,000
Number of shares to be issued to spinout entity for each share held by consolidated entity pm prorata allotment				0.214778
92 Energy [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation					10,755,000
Latitude Uranium Shares [Member]
Disclosure Of Marketable Securities [line Items]
Stock shares received during the period shares			193,300
Iso Energy [Member] | International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares received by spinout entity				193,300
Iso Energy [Member] | Latitude Uranium Shares [Member]
Disclosure Of Marketable Securities [line Items]
Sale of stock received price per share | $ / shares						$ 0.35
Proportion of ownership interest in subsidiary	100.00%
Class Of Warrants Exercisable Price Per Share | $ / shares	$ 0.5
Cash Proceeds On Subscribed Shares | $		$ 2,000
Number Of Shares Subscribed						5,714,300